Document and Entity Information	Feb. 28, 2022
Cover [Abstract]
Entity Registrant Name	INTEVAC INC
Amendment Flag	false
Entity Central Index Key	0001001902
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Incorporation State Country Code	DE
Entity File Number	0-26946
Entity Tax Identification Number	94-3125814
Entity Address, Address Line One	3560 Bassett Street
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	986-9888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.001 par value)
Trading Symbol	IVAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false